Sales - Trade receivables - Allowances reconciliation - Tabular disclosure (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowances on trade receivables - in the opening balance	€ (1,012)	€ (983)	€ (888)
Net addition with impact on income statement	(208)	(212)	(383)
Losses on trade receivables	218	283	275
Changes in the scope of consolidation	(6)	(91)
Translation adjustment	16	(7)	13
Reclassifications and other items	(4)	(1)
Allowances on trade receivables - in the closing balance	€ (996)	€ (1,012)	€ (983)